Investor Class | Wasatch Core Growth Fund
WASATCH CORE GROWTH FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s primary investment objective is long-term growth of capital.
Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Class Wasatch Core Growth Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Wasatch Core Growth Fund Investor Class Shares
Management Fee		1.00%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses	[1]	1.21%
[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% of average daily net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract's expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Wasatch Core Growth Fund	123	384	665	1,465

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in smaller growing companies at reasonable prices.
Under normal market conditions, we will invest at least 65% of the Fund’s net assets in the equity securities of growing companies. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (which include any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds). These companies are usually small to mid-size with market capitalizations of less than $5 billion at the time of purchase.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
We focus on companies that we consider to be high quality. We use a process of “bottom-up” fundamental analysis to look for individual companies that we believe are stable and have the potential to grow steadily for long periods of time. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.
The Fund seeks to purchase stocks at prices we believe are reasonable relative to our projection of a company’s long term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
The Fund may invest a large percentage of its assets in a few sectors, including industrials, financials, consumer discretionary, information technology and health care.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Smaller Company Stock Risk. Small and mid cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials Sector Risk. Industries in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
HISTORICAL PERFORMANCE
The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH CORE GROWTH FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	29.50%
Worst — 12/31/08	-27.03%

Average Annual Total Returns — (as of 12/31/13)
Average Annual Total Returns Investor Class	1 Year	5 Years	10 Years
Wasatch Core Growth Fund	30.18%	24.23%	8.91%
Wasatch Core Growth Fund Return after taxes on distributions	29.76%	24.14%	8.10%
Wasatch Core Growth Fund Return after taxes on distributions and sale of Fund shares	17.43%	20.04%	7.22%
Wasatch Core Growth Fund Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	38.82%	20.08%	9.07%
Wasatch Core Growth Fund Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	43.30%	22.58%	9.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.